Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of March 31, 2025, are as follows (in thousands):

Year Ending December 31,	Total
2025 (remainder)	$882
2026	1,345
2027	1,046
2028	1,041
Thereafter	-
Total lease payments	4,314
Less: imputed interest	(792)
Present value of total lease payments	3,522
Less: current portion	(875)
Long-term lease liabilities	$2,647

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of December 31, 2024, are as follows (in thousands):

Year Ending December 31,	Total
2025	$1,167
2026	1,333
2027	1,046
2028	1,042
Thereafter	-
Total lease payments	4,588
Less: imputed interest	(886)
Present value of total lease payments	3,702
Less: current portion	(839)
Long-term lease liabilities	$2,863